Average Annual Total Returns{- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-17 - Fidelity Managed Retirement 2010 Fund	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2010 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNG Past 1 year	IXZNG Past 5 years	IXZNG Past 10 years
Total	(2.40%)	5.09%	6.31%	(4.02%)	3.25%	4.99%	(0.84%)	3.51%	4.68%	3.82%	6.61%	7.20%	(1.54%)	3.57%	2.90%	4.11%	6.86%	7.28%